General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2015
General and administrative expenses
in	2Q15	1Q15	2Q14	6M15	6M14
General and administrative expenses (CHF million)
Occupancy expenses	250	243	305	493	578
IT, machinery, etc.	296	316	347	612	688
Provisions and losses	131	73	1,810	204	1,921
Travel and entertainment	95	89	90	184	171
Professional services	744	632	545	1,376	1,071
Amortization and impairment of other intangible assets	5	6	5	11	10
Other	407	379	339	786	692
General and administrative expenses	1,928	1,738	3,441	3,666	5,131